Leases	12 Months Ended
Sep. 30, 2023
Leases [Abstract]
LEASES

16. LEASES

The Company entered into various non-cancellable operating leases mainly for office space and storage warehouses which are substantially located in PRC. The Company determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the CFS upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

The balances for operating leases are presented as follows within the consolidated balance sheets:

	As of September 30,
	2022	2023
Right-of-use assets	$-	$46,652

Lease liabilities - current	-	41,570
Lease liabilities - non-current	-	-
Total operating lease liabilities	$-	$41,570

Weighted average remaining lease term	-	0.44
Weighted average discount rate	-	3.72%

For the year ended September 30, 2023, the Company recognized $148,955 lease expenses from operating leases.

Because most of the leases do not provide an implicit rate of return, the Company used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Company’s operating leases as of September 30, 2023:

Years ending September 30,	Amount
2024	$41,941
Less: imputed interest	(371)
Total	$41,570